Sales - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Sales return accrued liabilities	$ 37,317	$ 35,095
Provisions for sales returns	31,575	28,841	$ 61,721
Recognition of Advances Received From Customers Revenue	3,910	2,623
Sales Return From customers	$ 2,306	$ 18,398